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C000096693
Account Value [Line Items]
Line Graph and Table Measure Name																								Class A
Accumulated Value	$ 9,425		$ 9,325		$ 9,136		$ 8,626		$ 8,681		$ 9,214		$ 9,336		$ 9,425		$ 9,381		$ 9,736		$ 9,747		$ 9,825			$ 9,592		$ 9,625		$ 9,658		$ 9,869		$ 10,169		$ 10,358		$ 10,679		$ 10,857		$ 10,868		$ 10,857		$ 10,735		$ 10,924		$ 11,012		$ 10,957		$ 10,946		$ 10,901		$ 10,768		$ 10,679		$ 10,913		$ 10,990		$ 11,001		$ 11,268		$ 11,257		$ 11,368		$ 11,268		$ 11,257		$ 10,965		$ 11,296		$ 11,379		$ 11,438		$ 11,651		$ 11,367		$ 11,662		$ 11,722		$ 11,733		$ 11,887		$ 12,017		$ 12,183		$ 12,308		$ 12,223		$ 11,882		$ 11,054		$ 11,383		$ 11,700		$ 11,834		$ 11,931		$ 12,101		$ 11,860		$ 11,653		$ 12,276		$ 12,553		$ 12,602		$ 12,712		$ 13,038		$ 13,198		$ 13,296		$ 13,233		$ 13,283		$ 13,418		$ 13,143		$ 13,254		$ 12,983		$ 13,316		$ 13,279		$ 13,020	$ 12,919	$ 12,609	$ 12,832	$ 12,312	$ 12,424	$ 12,225	$ 11,777	$ 12,065	$ 12,529	$ 12,377	$ 12,893	$ 12,687	$ 12,994	$ 13,098	$ 12,980	$ 13,056	$ 13,240	$ 13,069	$ 12,814	$ 12,628	$ 13,132	$ 13,473	$ 13,526	$ 13,473	$ 13,785	$ 13,520	$ 13,812	$ 13,824	$ 14,104	$ 14,290	$ 14,463	$ 14,128	$ 14,168	$ 13,910	$ 14,275	$ 14,356	$ 14,306	$ 14,537	$ 14,672	$ 14,933	$ 14,865	$ 15,096	$ 15,521	$ 15,698
C000096695
Account Value [Line Items]
Line Graph and Table Measure Name																								Class C
Accumulated Value	10,000		9,889		9,680		9,126		9,175		9,741		9,865		9,951		9,901		10,271		10,271		10,345			10,099		10,123		10,148		10,357		10,677		10,862		11,195		11,379		11,379		11,367		11,232		11,416		11,502		11,429		11,429		11,367		11,219		11,121		11,355		11,429		11,441		11,700		11,687		11,798		11,675		11,663		11,355		11,694		11,772		11,824		12,045		11,733		12,032		12,085		12,098		12,241		12,358		12,541		12,640		12,547		12,188		11,336		11,656		11,975		12,108		12,201		12,361		12,121		11,895		12,534		12,796		12,836		12,943		13,270		13,430		13,523		13,443		13,483		13,616		13,323		13,417		13,137		13,469		13,429		13,162	13,053	12,719	12,946	12,412	12,519	12,304	11,850	12,132	12,589	12,426	12,938	12,731	13,025	13,123	12,997	13,061	13,244	13,061	12,801	12,603	13,098	13,437	13,465	13,423	13,719	13,451	13,719	13,733	14,001	14,185	14,335	13,994	14,037	13,758	14,115	14,187	14,126	14,341	14,470	14,724	14,652	14,867	15,276	15,435
C000214278
Account Value [Line Items]
Line Graph and Table Measure Name																								Class R6
Accumulated Value		$ 10,031		$ 10,052		$ 10,175		$ 10,289		$ 10,443		$ 10,543		$ 10,479		$ 10,181		$ 9,479		$ 9,756		$ 10,032			$ 10,149		$ 10,234		$ 10,383		$ 10,182		$ 10,010		$ 10,545		$ 10,773		$ 10,816		$ 10,923		$ 11,205		$ 11,344		$ 11,431		$ 11,382		$ 11,415		$ 11,544		$ 11,310		$ 11,396		$ 11,169		$ 11,469		$ 11,436		$ 11,219		$ 11,137		$ 10,864		$ 11,060		$ 10,619		$ 10,718		$ 10,543		$ 10,165		$ 10,408		$ 10,816		$ 10,685		$ 11,129		$ 10,958		$ 11,233		$ 11,314		$ 11,222		$ 11,282		$ 11,445		$ 11,305		$ 11,086		$ 10,934		$ 11,367		$ 11,663		$ 11,710		$ 11,675		$ 11,935		$ 11,712		$ 11,970		$ 11,988		$ 12,235		$ 12,400		$ 12,549		$ 12,265		$ 12,312		$ 12,079		$ 12,402		$ 12,474		$ 12,443		$ 12,636		$ 12,768		$ 13,001		$ 12,952		$ 13,157		$ 13,526		$ 13,684
C000096697
Account Value [Line Items]
Line Graph and Table Measure Name																								Class S
Accumulated Value	10,000		9,891		9,697		9,140		9,201		9,782		9,903		10,012		9,964		10,339		10,351		10,436			10,194		10,230		10,266		10,484		10,811		11,017		11,356		11,550		11,562		11,562		11,429		11,634		11,731		11,671		11,659		11,622		11,477		11,380		11,634		11,707		11,731		12,022		12,010		12,131		12,022		12,010		11,704		12,053		12,156		12,221		12,454		12,156		12,467		12,544		12,557		12,726		12,868		13,062		13,186		13,106		12,732		11,850		12,197		12,545		12,692		12,799		12,986		12,732		12,517		13,189		13,475		13,529		13,650		14,002		14,178		14,286		14,225		14,266		14,428		14,130		14,239		13,954		14,326		14,285		14,012	13,905	13,563	13,823	13,266	13,390	13,170	12,695	12,999	13,511	13,344	13,900	13,686	14,015	14,130	14,000	14,089	14,293	14,104	13,843	13,638	14,180	14,566	14,610	14,566	14,907	14,627	14,936	14,958	15,268	15,475	15,659	15,302	15,347	15,067	15,457	15,547	15,502	15,758	15,909	16,195	16,135	16,392	16,845	17,043
C000096698
Account Value [Line Items]
Line Graph and Table Measure Name																								Institutional Class
Accumulated Value	1,000,000		989,130		968,599		914,251		920,290		978,261		990,338		1,001,208		996,377		1,033,816		1,035,024		1,044,686			1,019,324		1,022,947		1,026,570		1,049,517		1,082,126		1,101,449		1,136,473		1,155,797		1,155,797		1,155,797		1,143,720		1,163,043		1,173,913		1,166,667		1,166,667		1,161,836		1,148,551		1,138,889		1,164,251		1,171,498		1,173,913		1,202,899		1,201,691		1,213,768		1,202,899		1,202,899		1,170,726		1,206,868		1,215,903		1,222,357		1,246,881		1,215,903		1,248,172		1,254,626		1,257,208		1,272,697		1,286,895		1,306,257		1,318,273		1,310,275		1,274,286		1,184,979		1,220,969		1,254,292		1,268,954		1,280,951		1,298,279		1,274,147		1,251,371		1,318,360		1,348,175		1,353,551		1,365,648		1,402,205		1,419,732		1,430,519		1,423,147		1,428,553		1,443,420		1,414,019		1,426,209		1,397,766		1,433,887		1,429,806		1,402,597	1,392,301	1,358,142	1,384,103	1,327,510	1,339,866	1,317,901	1,270,590	1,300,974	1,352,074	1,335,576	1,391,165	1,369,785	1,404,164	1,414,266	1,402,721	1,410,246	1,430,600	1,413,154	1,385,665	1,366,623	1,420,819	1,457,921	1,463,794	1,459,389	1,493,391	1,465,464	1,496,331	1,498,535	1,529,509	1,550,158	1,568,776	1,533,122	1,539,064	1,509,801	1,550,282	1,559,278	1,555,250	1,579,316	1,595,861	1,625,313	1,617,760	1,644,950	1,690,879	1,710,647
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000		9,939		9,755		9,142		9,095		9,784		9,941		9,960		9,887		10,328		10,364		10,443			10,240		10,351		10,575		10,863		11,162		11,294		11,474		11,704		11,775		12,098		12,141		12,403		12,653		12,901		13,113		13,819		13,244		12,997		13,117		13,170		13,090		13,448		13,571		13,592		12,526		12,699		11,779		12,737		13,091		13,224		13,660		12,845		13,667		13,707		13,360		13,640		14,016		14,365		14,877		14,678		13,473		11,529		12,801		13,393		13,822		14,538		15,421		14,946		14,623		16,479		17,303		17,280		17,748		18,206		18,993		19,279		19,509		19,602		20,087		19,290		20,223		19,675		20,453		19,388		18,946	19,332	17,797	17,805	16,268	17,428	16,812	15,186	16,117	17,341	16,681	17,911	17,412	17,833	18,058	17,837	18,875	19,597	19,031	18,231	17,619	19,245	20,261	20,304	21,148	21,816	21,074	21,928	22,327	22,793	23,322	23,857	23,302	24,210	23,561	24,329	24,114	23,182	23,405	24,758	25,882	26,227	26,949	27,877	28,440
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000		9,939		9,755		9,142		9,095		9,784		9,941		9,960		9,887		10,328		10,364		10,443			10,240		10,351		10,575		10,863		11,162		11,294		11,474		11,704		11,775		12,098		12,141		12,403		12,653		12,901		13,113		13,819		13,244		12,997		13,117		13,170		13,090		13,448		13,571		13,592		12,526		12,699		11,779		12,737		13,091		13,224		13,660		12,845		13,667		13,707		13,360		13,640		14,016		14,365		14,877		14,678		13,473		11,529		12,801		13,393		13,822		14,538		15,421		14,946		14,623		16,479		17,303		17,280		17,748		18,206		18,993		19,279		19,509		19,602		20,087		19,290		20,223		19,675		20,453		19,388		18,946	19,332	17,797	17,805	16,268	17,428	16,812	15,186	16,117	17,341	16,681	17,911	17,412	17,833	18,058	17,837	18,875	19,597	19,031	18,231	17,619	19,245	20,261	20,304	21,148	21,816	21,074	21,928	22,327	22,793	23,322	23,857	23,302	24,210	23,561	24,329	24,114	23,182	23,405	24,758	25,882	26,227	26,949	27,877	28,440
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value		10,029		9,775		9,980		10,255		10,510		10,885		10,740		9,858		8,436		9,366		9,799			10,114		10,637		11,283		10,936		10,700		12,057		12,660		12,644		12,986		13,321		13,897		14,106		14,274		14,343		14,697		14,114		14,797		14,396		14,965		14,186		13,863		14,145		13,022		13,028		11,903		12,751		12,301		11,111		11,793		12,688		12,205		13,105		12,740		13,048		13,213		13,051		13,810		14,339		13,925		13,339		12,891		14,082		14,824		14,856		15,473		15,962		15,419		16,044		16,336		16,677		17,064		17,455		17,050		17,714		17,239		17,801		17,643		16,962		17,125		18,115		18,937		19,190		19,718		20,397		20,809
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000		9,939		9,755		9,142		9,095		9,784		9,941		9,960		9,887		10,328		10,364		10,443			10,240		10,351		10,575		10,863		11,162		11,294		11,474		11,704		11,775		12,098		12,141		12,403		12,653		12,901		13,113		13,819		13,244		12,997		13,117		13,170		13,090		13,448		13,571		13,592		12,526		12,699		11,779		12,737		13,091		13,224		13,660		12,845		13,667		13,707		13,360		13,640		14,016		14,365		14,877		14,678		13,473		11,529		12,801		13,393		13,822		14,538		15,421		14,946		14,623		16,479		17,303		17,280		17,748		18,206		18,993		19,279		19,509		19,602		20,087		19,290		20,223		19,675		20,453		19,388		18,946	19,332	17,797	17,805	16,268	17,428	16,812	15,186	16,117	17,341	16,681	17,911	17,412	17,833	18,058	17,837	18,875	19,597	19,031	18,231	17,619	19,245	20,261	20,304	21,148	21,816	21,074	21,928	22,327	22,793	23,322	23,857	23,302	24,210	23,561	24,329	24,114	23,182	23,405	24,758	25,882	26,227	26,949	27,877	28,440
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	1,000,000		993,915		975,525		914,193		909,501		978,361		994,101		995,964		988,740		1,032,802		1,036,357		1,044,312			1,024,022		1,035,105		1,057,458		1,086,321		1,116,171		1,129,382		1,147,403		1,170,375		1,177,470		1,209,760		1,214,087		1,240,335		1,265,272		1,290,078		1,311,267		1,381,949		1,324,359		1,299,693		1,311,668		1,317,033		1,308,995		1,344,824		1,357,116		1,359,176		1,252,563		1,269,940		1,177,917		1,273,657		1,309,127		1,322,401		1,365,991		1,284,475		1,366,715		1,370,737		1,336,013		1,363,985		1,401,600		1,436,455		1,487,650		1,467,835		1,347,337		1,152,903		1,280,122		1,339,269		1,382,230		1,453,838		1,542,060		1,494,641		1,462,331		1,647,909		1,730,299		1,728,036		1,774,820		1,820,622		1,899,344		1,927,935		1,950,890		1,960,218		2,008,653		1,929,040		2,022,324		1,967,487		2,045,308		1,938,846		1,894,630	1,933,242	1,779,707	1,780,525	1,626,838	1,742,762	1,681,160	1,518,604	1,611,709	1,734,130	1,668,133	1,791,064	1,741,188	1,783,345	1,805,776	1,783,689	1,887,456	1,959,665	1,903,125	1,823,064	1,761,861	1,924,545	2,026,062	2,030,350	2,114,759	2,181,568	2,107,360	2,192,760	2,232,658	2,279,278	2,332,220	2,385,658	2,330,228	2,420,966	2,356,059	2,432,859	2,411,358	2,318,233	2,340,478	2,475,833	2,588,168	2,622,712	2,694,907	2,787,673	2,844,029
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000		9,834		9,887		9,972		10,194		10,470		10,609		10,467		10,773		10,854		10,801		10,860			10,559		10,140		10,093		10,207		10,255		10,271		10,387		10,547		10,538		10,715		10,821		10,724		10,683		10,802		10,839		10,968		10,871		10,987		10,811		10,729		10,681		10,663		10,675		10,583		10,464		10,497		10,709		10,872		10,810		10,945		10,913		11,060		11,306		11,274		11,504		11,386		11,462		11,375		11,442		11,588		11,666		11,404		11,628		11,679		11,783		12,159		12,140		12,097		12,108		12,328		12,494		12,384		12,171		11,937		12,087		12,201		12,093		12,254		12,203		11,986		11,957		11,922		11,906		11,662		11,523	11,172	10,560	10,589	10,249	10,467	10,054	9,538	9,472	9,918	9,971	10,299	9,956	10,271	10,316	10,115	10,114	10,184	10,045	9,751	9,635	10,121	10,541	10,396	10,265	10,322	10,061	10,193	10,208	10,490	10,738	10,920	10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,001		10,004		10,004		10,007		10,011		10,014		10,015		10,018		10,021		10,023		10,028			10,031		10,032		10,037		10,041		10,045		10,047		10,054		10,059		10,067		10,076		10,085		10,094		10,103		10,111		10,123		10,135		10,144		10,158		10,172		10,187		10,204		10,220		10,239		10,255		10,272		10,293		10,312		10,333		10,351		10,374		10,394		10,417		10,440		10,459		10,481		10,499		10,519		10,532		10,547		10,562		10,577		10,608		10,609		10,609		10,610		10,612		10,613		10,615		10,616		10,617		10,618		10,619		10,620		10,620		10,621		10,621		10,620		10,621		10,621		10,622		10,622		10,622		10,623		10,623		10,624	10,627	10,629	10,636	10,638	10,644	10,661	10,687	10,704	10,739	10,778	10,811	10,847	10,893	10,928	10,970	11,021	11,064	11,114	11,165	11,215	11,266	11,318	11,366	11,413	11,464	11,513	11,569	11,616	11,668	11,724	11,775	11,819	11,864	11,912	11,956	11,994	12,034	12,076	12,120	12,159	12,201	12,249	12,290	12,333
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000		9,834		9,887		9,972		10,194		10,470		10,609		10,467		10,773		10,854		10,801		10,860			10,559		10,140		10,093		10,207		10,255		10,271		10,387		10,547		10,538		10,715		10,821		10,724		10,683		10,802		10,839		10,968		10,871		10,987		10,811		10,729		10,681		10,663		10,675		10,583		10,464		10,497		10,709		10,872		10,810		10,945		10,913		11,060		11,306		11,274		11,504		11,386		11,462		11,375		11,442		11,588		11,666		11,404		11,628		11,679		11,783		12,159		12,140		12,097		12,108		12,328		12,494		12,384		12,171		11,937		12,087		12,201		12,093		12,254		12,203		11,986		11,957		11,922		11,906		11,662		11,523	11,172	10,560	10,589	10,249	10,467	10,054	9,538	9,472	9,918	9,971	10,299	9,956	10,271	10,316	10,115	10,114	10,184	10,045	9,751	9,635	10,121	10,541	10,396	10,265	10,322	10,061	10,193	10,208	10,490	10,738	10,920	10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,001		10,004		10,004		10,007		10,011		10,014		10,015		10,018		10,021		10,023		10,028			10,031		10,032		10,037		10,041		10,045		10,047		10,054		10,059		10,067		10,076		10,085		10,094		10,103		10,111		10,123		10,135		10,144		10,158		10,172		10,187		10,204		10,220		10,239		10,255		10,272		10,293		10,312		10,333		10,351		10,374		10,394		10,417		10,440		10,459		10,481		10,499		10,519		10,532		10,547		10,562		10,577		10,608		10,609		10,609		10,610		10,612		10,613		10,615		10,616		10,617		10,618		10,619		10,620		10,620		10,621		10,621		10,620		10,621		10,621		10,622		10,622		10,622		10,623		10,623		10,624	10,627	10,629	10,636	10,638	10,644	10,661	10,687	10,704	10,739	10,778	10,811	10,847	10,893	10,928	10,970	11,021	11,064	11,114	11,165	11,215	11,266	11,318	11,366	11,413	11,464	11,513	11,569	11,616	11,668	11,724	11,775	11,819	11,864	11,912	11,956	11,994	12,034	12,076	12,120	12,159	12,201	12,249	12,290	12,333
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value		9,972		10,175		10,071		10,139		10,062		10,120		10,250		10,318		10,087		10,285		10,330			10,422		10,755		10,738		10,700		10,710		10,905		11,051		10,954		10,765		10,558		10,691		10,792		10,697		10,839		10,794		10,602		10,577		10,546		10,531		10,315		10,192		9,882		9,341		9,366		9,066		9,258		8,893		8,436		8,378		8,772		8,820		9,109		8,806		9,085		9,125		8,947		8,946		9,008		8,885		8,625		8,522		8,952		9,324		9,195		9,080		9,130		8,899		9,016		9,029		9,278		9,498		9,659		9,335		9,367		9,166		9,218		9,350		9,408		9,684		9,650		9,833		9,686		9,827		9,891		9,866
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value		$ 10,018		$ 10,039		$ 10,056		$ 10,076		$ 10,088		$ 10,103		$ 10,116		$ 10,131		$ 10,161		$ 10,161		$ 10,162			$ 10,163		$ 10,165		$ 10,166		$ 10,167		$ 10,168		$ 10,169		$ 10,170		$ 10,171		$ 10,172		$ 10,173		$ 10,173		$ 10,173		$ 10,172		$ 10,173		$ 10,173		$ 10,174		$ 10,174		$ 10,174		$ 10,175		$ 10,174		$ 10,176		$ 10,179		$ 10,180		$ 10,187		$ 10,190		$ 10,195		$ 10,211		$ 10,237		$ 10,253		$ 10,286		$ 10,323		$ 10,355		$ 10,389		$ 10,434		$ 10,467		$ 10,508		$ 10,556		$ 10,598		$ 10,646		$ 10,694		$ 10,742		$ 10,790		$ 10,841		$ 10,887		$ 10,932		$ 10,981		$ 11,028		$ 11,081		$ 11,126		$ 11,176		$ 11,229		$ 11,278		$ 11,321		$ 11,364		$ 11,410		$ 11,452		$ 11,488		$ 11,527		$ 11,566		$ 11,608		$ 11,647		$ 11,687		$ 11,733		$ 11,772		$ 11,813
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000		9,834		9,887		9,972		10,194		10,470		10,609		10,467		10,773		10,854		10,801		10,860			10,559		10,140		10,093		10,207		10,255		10,271		10,387		10,547		10,538		10,715		10,821		10,724		10,683		10,802		10,839		10,968		10,871		10,987		10,811		10,729		10,681		10,663		10,675		10,583		10,464		10,497		10,709		10,872		10,810		10,945		10,913		11,060		11,306		11,274		11,504		11,386		11,462		11,375		11,442		11,588		11,666		11,404		11,628		11,679		11,783		12,159		12,140		12,097		12,108		12,328		12,494		12,384		12,171		11,937		12,087		12,201		12,093		12,254		12,203		11,986		11,957		11,922		11,906		11,662		11,523	11,172	10,560	10,589	10,249	10,467	10,054	9,538	9,472	9,918	9,971	10,299	9,956	10,271	10,316	10,115	10,114	10,184	10,045	9,751	9,635	10,121	10,541	10,396	10,265	10,322	10,061	10,193	10,208	10,490	10,738	10,920	10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,001		10,004		10,004		10,007		10,011		10,014		10,015		10,018		10,021		10,023		10,028			10,031		10,032		10,037		10,041		10,045		10,047		10,054		10,059		10,067		10,076		10,085		10,094		10,103		10,111		10,123		10,135		10,144		10,158		10,172		10,187		10,204		10,220		10,239		10,255		10,272		10,293		10,312		10,333		10,351		10,374		10,394		10,417		10,440		10,459		10,481		10,499		10,519		10,532		10,547		10,562		10,577		10,608		10,609		10,609		10,610		10,612		10,613		10,615		10,616		10,617		10,618		10,619		10,620		10,620		10,621		10,621		10,620		10,621		10,621		10,622		10,622		10,622		10,623		10,623		10,624	10,627	10,629	10,636	10,638	10,644	10,661	10,687	10,704	10,739	10,778	10,811	10,847	10,893	10,928	10,970	11,021	11,064	11,114	11,165	11,215	11,266	11,318	11,366	11,413	11,464	11,513	11,569	11,616	11,668	11,724	11,775	11,819	11,864	11,912	11,956	11,994	12,034	12,076	12,120	12,159	12,201	12,249	12,290	12,333
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	1,000,000		983,444		988,671		997,239		1,019,445		1,046,993		1,060,919		1,046,687		1,077,253		1,085,373		1,080,101		1,086,048			1,055,905		1,013,952		1,009,294		1,020,673		1,025,497		1,027,073		1,038,650		1,054,723		1,053,797		1,071,515		1,082,130		1,072,383		1,068,325		1,080,189		1,083,932		1,096,849		1,087,116		1,098,687		1,081,089		1,072,889		1,068,119		1,066,336		1,067,455		1,058,253		1,046,432		1,049,704		1,070,927		1,087,232		1,080,974		1,094,507		1,091,266		1,106,043		1,130,566		1,127,424		1,150,350		1,138,649		1,146,231		1,137,540		1,144,174		1,158,779		1,166,573		1,140,434		1,162,825		1,167,926		1,178,302		1,215,882		1,214,028		1,209,661		1,210,818		1,232,833		1,249,393		1,238,390		1,217,073		1,193,660		1,208,740		1,220,092		1,209,328		1,225,424		1,220,328		1,198,644		1,195,747		1,192,249		1,190,585		1,166,186		1,152,325	1,117,234	1,056,023	1,058,906	1,024,928	1,046,717	1,005,412	953,754	947,195	991,771	997,134	1,029,869	995,632	1,027,115	1,031,647	1,011,481	1,011,402	1,018,406	1,004,474	975,130	963,474	1,012,058	1,054,121	1,039,576	1,026,511	1,032,162	1,006,114	1,019,300	1,020,763	1,048,950	1,073,768	1,092,042	1,055,437	1,059,035	1,036,315	1,042,213	1,057,117	1,063,630	1,094,887	1,090,998	1,111,672	1,095,114	1,111,033	1,118,291	1,115,452
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,000,059		$ 1,000,388		$ 1,000,418		$ 1,000,662		$ 1,001,120		$ 1,001,390		$ 1,001,468		$ 1,001,845		$ 1,002,135		$ 1,002,313		$ 1,002,807			$ 1,003,058		$ 1,003,233		$ 1,003,659		$ 1,004,103		$ 1,004,519		$ 1,004,693		$ 1,005,367		$ 1,005,874		$ 1,006,721		$ 1,007,578		$ 1,008,522		$ 1,009,386		$ 1,010,288		$ 1,011,127		$ 1,012,251		$ 1,013,460		$ 1,014,418		$ 1,015,840		$ 1,017,168		$ 1,018,721		$ 1,020,435		$ 1,022,034		$ 1,023,877		$ 1,025,450		$ 1,027,223		$ 1,029,331		$ 1,031,226		$ 1,033,259		$ 1,035,099		$ 1,037,410		$ 1,039,361		$ 1,041,733		$ 1,044,038		$ 1,045,931		$ 1,048,077		$ 1,049,908		$ 1,051,928		$ 1,053,240		$ 1,054,743		$ 1,056,152		$ 1,057,713		$ 1,060,802		$ 1,060,885		$ 1,060,902		$ 1,061,038		$ 1,061,248		$ 1,061,329		$ 1,061,455		$ 1,061,565		$ 1,061,659		$ 1,061,776		$ 1,061,876		$ 1,061,966		$ 1,062,043		$ 1,062,059		$ 1,062,081		$ 1,062,042		$ 1,062,096		$ 1,062,138		$ 1,062,196		$ 1,062,153		$ 1,062,224		$ 1,062,299		$ 1,062,251		$ 1,062,387	$ 1,062,715	$ 1,062,864	$ 1,063,596	$ 1,063,828	$ 1,064,373	$ 1,066,091	$ 1,068,744	$ 1,070,421	$ 1,073,873	$ 1,077,760	$ 1,081,135	$ 1,084,664	$ 1,089,329	$ 1,092,758	$ 1,097,038	$ 1,102,059	$ 1,106,447	$ 1,111,443	$ 1,116,536	$ 1,121,523	$ 1,126,558	$ 1,131,809	$ 1,136,645	$ 1,141,302	$ 1,146,427	$ 1,151,346	$ 1,156,871	$ 1,161,589	$ 1,166,792	$ 1,172,374	$ 1,177,460	$ 1,181,933	$ 1,186,449	$ 1,191,246	$ 1,195,632	$ 1,199,429	$ 1,203,433	$ 1,207,574	$ 1,211,964	$ 1,215,949	$ 1,220,146	$ 1,224,940	$ 1,229,041	$ 1,233,286